RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3 — RECENT ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Standards

Standard/Interpretation

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2 effective for periods beginning January 1, 2021 did not materially impact the Company’s consolidated financial statements.

Recent Accounting Standards Not Yet Adopted

Effective for periods
Standard/Interpretation	beginning on or after
Amendments to IFRS 3 Reference to the Conceptual Framework Relating to Business Combinations	January 1, 2022
Amendments to IAS 37 Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements to IFRS Standards 2018-2021	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment – Proceeds before Intended Use	January 1, 2022
Amendments to IAS 1 Classification of Liabilities as Current or Non-current	January 1, 2023
Amendments to IFRS 17 Insurance Contracts	January 1, 2023

The Company expects that the adoption of the standards above will have no material impact on the consolidated financial statements in the year of initial application.

NOTE 3 — RECENT ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Standards

Effective for periods
Standard/Interpretation	beginning on or after
Amendments to References to the Conceptual Framework in IFRS Standards	January 1, 2020
Amendments to FRS 1 and FRS 8 Definition of Material	January 1, 2020
Amendments to IFRS 3 Definition of a Business	January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7 Interest Rate Benchmark Reform	January 1, 2020
Amendment to IFRS 16 COVID-19 Related Rent Concessions	June 1,2020

The adoption of the standards above did not materially impact the Company’s consolidated financial statements.

Recent Accounting Standards Not Yet Adopted

Effective for periods
Standard/Interpretation	beginning on or after
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2	January 1, 2021
Amendments to IFRS 3 Reference to the Conceptual Framework Relating to Business Combinations	January 1, 2022
Amendments to IAS 37 Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment – Proceeds before Intended Use	January 1, 2022
Amendments to IAS 1 Classification of Liabilities as Current or Non-current	January 1, 2023
Amendments to IFRS 17 Insurance Contracts	January 1, 2023

The Company expects that the adoption of the standards above will have no material impact on the consolidated financial statements in the year of initial application.